CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues
Total revenues	$ 115,110	$ 58,503
Costs and expenses
Selling, general and administrative expenses	9,114	6,103
Total costs and expenses	79,893	48,509
Income from operations	35,217	9,994
Interest expense, net	(2,852)	(4,986)
Other income (expense), net	(4,305)
Income before income taxes	28,060	5,008
Income tax expense	1,652	154
Net income	26,408	4,854
Less: Pre-IPO net income attributable to Cactus LLC	13,648	4,854
Less: net income attributable to non-controlling interest	9,007
Net income attributable to Cactus Inc.	$ 3,753
Earnings per Class A Share - basic	$ 0.14
Earnings per Class A Share - diluted	$ 0.14
Weighted average Class A Shares outstanding - diluted	26,648
Products
Revenues
Total revenues	$ 58,926	33,038
Costs and expenses
Cost of revenue	37,066	23,195
Rental revenue
Revenues
Total revenues	29,145	12,975
Costs and expenses
Cost of revenue	12,176	8,273
Field service and other revenue
Revenues
Total revenues	27,039	12,490
Costs and expenses
Cost of revenue	$ 21,537	$ 10,938
Class A Common Stock
Costs and expenses
Earnings per Class A Share - basic	$ 0.14
Earnings per Class A Share - diluted	$ 0.14
Weighted average Class A Shares outstanding - basic	26,450,000
Weighted average Class A Shares outstanding - diluted	26,648,000